Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Reporting_Unit	Dec. 31, 2016 USD ($) Reporting_Unit	Dec. 31, 2015 USD ($) Reporting_Unit
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill | $	$ 0	$ 0	$ 0
Number of reporting unit | Reporting_Unit	1	1	1